Share-Based Payment Transactions (Details Textual) $ / shares in Units, $ in Thousands	1 Months Ended								12 Months Ended
	Dec. 31, 2017 $ / shares shares	May 31, 2017 $ / shares shares	Mar. 31, 2017 Employees $ / shares shares	May 31, 2016 USD ($) shares	May 26, 2016 Advisers $ / shares shares	Feb. 29, 2016 Employees Officer $ / shares shares	Oct. 31, 2015 Employees $ / shares shares	Mar. 19, 2015 Employees Officer $ / shares shares	Dec. 31, 2017 $ / shares	Dec. 31, 2017 USD ($) Directors	Dec. 31, 2016 USD ($) Directors	Dec. 31, 2016 $ / shares	Dec. 31, 2015 USD ($) Directors $ / shares
Share-Based Payment Transactions (Textual)
Granted amount of unlisted options exercisable to ordinary shares | shares		60,000	210,000	74,000	20,000	160,000	200,000	40,000
Options to acquire | shares					20,000		200,000
Exercise price of per shares | $ / shares		$ 0.98	$ 1.05		$ 1.55	$ 1.24	$ 1.03	$ 2.34	$ 0.72			$ 5.95	$ 5.95
Grant period		48 months	48 months		4 years	4 years	3 years	4 years
Number of employees | Employees			3			3	1	3
Number of senior officer | Officer						1		1
Number of directors | Directors										5	5		5
Term of options							10 years
Issuance of ordinary shares | shares				37,000
Issuance of addition ordinary shares | shares				37,000
Share based payment expenses | $				$ 74						$ 192	$ 309		$ 109
Number of advisers | Advisers					1
weighted average remaining contractual life									8 years 4 months 17 days			5 years 10 months 10 days	4 years 8 months 2 days
Employees [Member]
Share-Based Payment Transactions (Textual)
Granted amount of unlisted options exercisable to ordinary shares | shares	460,000
Exercise price of per shares | $ / shares	$ 0.72
Grant period	48 months
Directors [Member]
Share-Based Payment Transactions (Textual)
Granted amount of unlisted options exercisable to ordinary shares | shares	240,000
Exercise price of per shares | $ / shares	$ 0.84
Grant period	48 months
NIS [Member]
Share-Based Payment Transactions (Textual)
Exercise price of per shares | $ / shares		$ 3.393	$ 3.662		$ 5.376	$ 4.317	$ 3.573	$ 8.118
NIS [Member] | Employees [Member]
Share-Based Payment Transactions (Textual)
Exercise price of per shares | $ / shares	$ 2.513
NIS [Member] | Directors [Member]
Share-Based Payment Transactions (Textual)
Exercise price of per shares | $ / shares	$ 2.926